Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																		9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interim Period, Costs Not Allocable [Line Items]
Revenue	$ 404,946	[1]	$ 493,292		$ 513,698	[1]	$ 553,074		$ 551,261		$ 555,955		$ 531,240		$ 544,812		$ 406,266		$ 1,378,641	[1]	$ 1,618,033	[1]	$ 2,111,325	$ 2,038,273	$ 845,203
Operating expenses			885,512	[2],[3]	455,039	[2],[3]	345,463	[2],[3]	349,194	[2],[3]	340,876	[4]	346,260	[4]	371,508	[4]	242,650	[4]					2,035,208	1,301,294	363,907
Income (loss) from operations			(392,220)		58,659		207,611		202,067		215,079		184,980		173,304		163,616						76,117	736,979	481,296
Other expense	(73,138)		(127,553)		(130,925)		(130,434)		(130,364)		(61,495)		(115,535)		(99,146)		(108,324)		(260,894)		(391,723)		(519,276)	(384,500)	(223,788)
Income (loss) before income taxes	(55,918)		(519,773)		(72,266)		77,177		71,703		153,584		69,445		74,158		55,292		(589)		76,614		(443,159)	352,479	257,508
Income tax expense	10,832		2,022		2,992		10,165		11,217		18,309		8,873		8,496		6,383		21,866		24,374		26,396	42,061	76,585
Net income (loss)	(66,750)		(521,795)		(75,258)		67,012		60,486										(22,455)		52,240		(469,555)	310,418	180,923
Net (income) loss attributable to non-controlling interests	(119)		(80)		(123)		(57)		15										(321)		(165)		(245)	0	0
Net income (loss) attributable to Ocwen stockholders	(66,869)		(521,875)		(75,381)		66,955		60,501		135,275		60,572		65,662		48,909		(22,776)		52,075		(469,800)	310,418	180,923
Preferred stock dividends	0		0		0		(582)		(581)		(581)		(1,446)		(1,519)		(1,485)		0		(1,163)		(1,163)	(5,031)	(85)
Deemed dividend related to beneficial conversion feature of preferred stock	0		0		(808)		(415)		(416)		(416)		(4,401)		(1,086)		(1,086)		0		(1,639)		(1,639)	(6,989)	(60)
Net income (loss) attributable to Ocwen common stockholders	$ (66,869)	[5]	$ (521,875)		$ (76,189)	[5]	$ 65,958		$ 59,504		$ 134,278		$ 54,725		$ 63,057		$ 46,338		$ (22,776)	[5]	$ 49,273	[5]	$ (472,602)	$ 298,398	$ 180,778
Earnings (loss) per share attributable to Ocwen common stockholders
Basic (in dollars per share)	$ (0.53)		$ (4.16)		$ (0.58)		$ 0.49		$ 0.44		$ 0.99		$ 0.40		$ 0.46		$ 0.34		$ (0.18)		$ 0.37		$ (3.60)	$ 2.20	$ 1.35
Diluted (in dollars per share)	$ (0.53)		$ (4.16)		$ (0.58)		$ 0.48		$ 0.43		$ 0.95		$ 0.39		$ 0.45		$ 0.33		$ (0.18)		$ 0.36		$ (3.60)	$ 2.13	$ 1.31

[1]	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
[2]	Operating expenses for the fourth quarter of 2014 include the recognition of a goodwill impairment loss of $420.2 million.
[3]	Operating expenses for the third and fourth quarter of 2014 include charges of $100.0 million and $50.0 million, respectively, for losses related to a regulatory settlement with the NY DFS. These charges are included in Professional services on the Consolidated Statement of Operations and were recorded in the Corporate Items and Other segment.
[4]	Operating expenses for the second quarter of 2013 include a $52.8 million charge recorded in connection with the Ocwen National Mortgage Settlement. This charge is included in Professional services on the Consolidated Statement of Operations and is recorded in the Corporate Items and Other segment.
[5]	For the three and nine months ended September 30, 2015 and for three months ended September 30, 2014, we have excluded the effect of preferred stock, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.